Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 100 Houston, TX 77046

713 626 1919 www.invescoaim.com
February 11, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Funds Group CIK No. 0000019034
Ladies and Gentlemen:
On behalf of AIM Funds Group (the “Fund”), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post Effective Amendment No. 107 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This amendment is being filed in order to comply with the summary prospectus rule and related amendments to Form N-1A. Included are rewritten investment objectives and strategies sections and enhanced risks sections.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.
Very truly yours,
/s/ Stephen R. Rimes
Stephen R. Rimes
Counsel